Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	30,207.36
Total Transaction Valuation	218,735,430.13
Total Offset Amount	0.00
Net Fee	$ 30,207.36
Offering Table N/A
Offset Table N/A	N/A